UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Liquidity Risk Management Program	29

Officers and Trustees	30

Important Notices	31

Eaton Vance

Stock Fund

June 30, 2020

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	–1.94%	8.21%	9.74%	12.98%
Class A with 5.75% Maximum Sales Charge	—	—	–7.59	1.98	8.45	12.31
Class C at NAV	10/01/2009	11/01/2001	–2.31	7.41	8.91	12.15
Class C with 1% Maximum Sales Charge	—	—	–3.29	6.41	8.91	12.15
Class I at NAV	09/03/2008	11/01/2001	–1.78	8.51	10.01	13.27
S&P 500® Index	—	—	–3.08%	7.51%	10.72%	13.98%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.10%	1.85%	0.85%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Microsoft Corp.	6.9%

Amazon.com, Inc.	6.0

Apple, Inc.	5.8

Alphabet, Inc., Class C	4.9

Facebook, Inc., Class A	3.4

Visa, Inc., Class A	2.8

Walmart, Inc.	2.5

Danaher Corp.	2.5

PepsiCo, Inc.	2.4

American Tower Corp.	2.4

Total	39.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.60	$4.83	**	0.98%
Class C	$1,000.00	$976.90	$8.50	**	1.73%
Class I	$1,000.00	$982.20	$3.60	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.92	**	0.98%
Class C	$1,000.00	$1,016.30	$8.67	**	1.73%
Class I	$1,000.00	$1,021.20	$3.67	**	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Investment in Stock Portfolio, at value (identified cost, $62,386,136)	$93,049,700

Receivable for Fund shares sold	45,300

Receivable from affiliate	9,121

Total assets	$93,104,121

Liabilities

Payable for Fund shares redeemed	$129,283

Payable to affiliates:

Distribution and service fees	17,998

Trustees’ fees	125

Accrued expenses	22,338

Total liabilities	$169,744

Net Assets	$92,934,377

Sources of Net Assets

Paid-in capital	$66,600,790

Distributable earnings	26,333,587

Total	$92,934,377

Class A Shares

Net Assets	$49,817,189

Shares Outstanding	2,658,659

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$18.74

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$19.88

Class C Shares

Net Assets	$9,488,150

Shares Outstanding	521,870

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$18.18

Class I Shares

Net Assets	$33,629,038

Shares Outstanding	1,791,978

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$18.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $12,404)	$839,108

Expenses allocated from Portfolio	(300,193)

Total investment income from Portfolio	$538,915

Expenses

Distribution and service fees

Class A	$61,413

Class C	49,834

Trustees’ fees and expenses	250

Custodian fee	8,184

Transfer and dividend disbursing agent fees	33,424

Legal and accounting services	14,062

Printing and postage	10,840

Registration fees	29,792

Miscellaneous	4,481

Total expenses	$212,280

Deduct —

Allocation of expenses to affiliate	$56,867

Total expense reductions	$56,867

Net expenses	$155,413

Net investment income	$383,502

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(2,131,643)

Foreign currency transactions	(1,284)

Net realized loss	$(2,132,927)

Change in unrealized appreciation (depreciation) —

Investments	$(737,001)

Foreign currency	111

Net change in unrealized appreciation (depreciation)	$(736,890)

Net realized and unrealized loss	$(2,869,817)

Net decrease in net assets from operations	$(2,486,315)

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$383,502	$605,950

Net realized gain (loss)	(2,132,927)	5,540,149

Net change in unrealized appreciation (depreciation)	(736,890)	21,451,033

Net increase (decrease) in net assets from operations	$(2,486,315)	$27,597,132

Distributions to shareholders —

Class A	$—	$(2,001,151)

Class C	—	(392,938)

Class I	—	(1,485,075)

Total distributions to shareholders	$—	$(3,879,164)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,496,296	$4,661,998

Class C	599,331	1,277,411

Class I	8,718,194	7,532,472

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,931,979

Class C	—	389,163

Class I	—	1,483,659

Cost of shares redeemed

Class A	(5,926,247)	(10,007,314)

Class C	(2,028,837)	(2,603,422)

Class I	(11,383,890)	(9,618,672)

Net asset value of shares converted

Class A	195,456	2,126,996

Class C	(195,456)	(2,126,996)

Net decrease in net assets from Fund share transactions	$(6,525,153)	$(4,952,726)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(27,551)	$(34,918)

Portfolio transaction fee allocated from Portfolio	27,671	47,687

Net increase in net assets from other capital	$120	$12,769

Net increase (decrease) in net assets	$(9,011,348)	$18,778,011

Net Assets

At beginning of period	$101,945,725	$83,167,714

At end of period	$92,934,377	$101,945,725

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$19.110		$14.720	$17.490	$15.740	$15.160	$15.680

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.114	$0.144	$0.178	$0.193	$0.129

Net realized and unrealized gain (loss)	(0.441)		5.023	(1.133)	2.933	0.834	0.584

Total income (loss) from operations	$(0.370)		$5.137	$(0.989)	$3.111	$1.027	$0.713

Less Distributions

From net investment income	$—		$(0.096)	$(0.145)	$(0.168)	$(0.140)	$(0.107)

From net realized gain	—		(0.653)	(1.637)	(1.191)	(0.311)	(1.126)

Total distributions	$—		$(0.749)	$(1.782)	$(1.359)	$(0.451)	$(1.233)

Portfolio transaction fee, net(1)	$—	(2)	$0.002	$0.001	$(0.002)	$0.004	$—

Net asset value — End of period	$18.740		$19.110	$14.720	$17.490	$15.740	$15.160

Total Return(3)(4)	(1.94	)%(5)	35.01%	(5.89)%	19.91%	6.80%	4.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,817		$53,153	$42,087	$51,999	$58,620	$55,496

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	0.98	%(7)	0.98%	0.98%	0.98%	0.98%	1.05%

Net investment income	0.80	%(7)	0.65%	0.80%	1.05%	1.26%	0.81%

Portfolio Turnover of the Portfolio	38	%(5)	55%	90%	101%	118%	96%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.12%, 0.13%, 0.12% and 0.14% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$18.610		$14.380	$17.100	$15.420	$14.870	$15.420

Income (Loss) From Operations

Net investment income (loss)(1)	$0.004		$(0.018)	$0.008	$0.050	$0.076	$0.009

Net realized and unrealized gain (loss)	(0.434)		4.899	(1.096)	2.851	0.813	0.580

Total income (loss) from operations	$(0.430)		$4.881	$(1.088)	$2.901	$0.889	$0.589

Less Distributions

From net investment income	$—		$—	$(0.010)	$(0.028)	$(0.034)	$(0.013)

From net realized gain	—		(0.653)	(1.623)	(1.191)	(0.309)	(1.126)

Total distributions	$—		$(0.653)	$(1.633)	$(1.219)	$(0.343)	$(1.139)

Portfolio transaction fee, net(1)	$—	(2)	$0.002	$0.001	$(0.002)	$0.004	$—

Net asset value — End of period	$18.180		$18.610	$14.380	$17.100	$15.420	$14.870

Total Return(3)(4)	(2.31	)%(5)	34.04%	(6.60)%	18.94%	6.00%	3.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,488		$11,418	$11,627	$16,196	$15,370	$14,986

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	1.73	%(7)	1.73%	1.73%	1.73%	1.73%	1.80%

Net investment income (loss)	0.05	%(7)	(0.11)%	0.05%	0.30%	0.51%	0.06%

Portfolio Turnover of the Portfolio	38	%(5)	55%	90%	101%	118%	96%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.12%, 0.13%, 0.12% and 0.14% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$19.110		$14.720	$17.490	$15.750	$15.170	$15.680

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.158	$0.190	$0.219	$0.233	$0.172

Net realized and unrealized gain (loss)	(0.434)		5.023	(1.132)	2.931	0.834	0.590

Total income (loss) from operations	$(0.340)		$5.181	$(0.942)	$3.150	$1.067	$0.762

Less Distributions

From net investment income	$—		$(0.140)	$(0.192)	$(0.217)	$(0.180)	$(0.146)

From net realized gain	—		(0.653)	(1.637)	(1.191)	(0.311)	(1.126)

Total distributions	$—		$(0.793)	$(1.829)	$(1.408)	$(0.491)	$(1.272)

Portfolio transaction fee, net(1)	$—	(2)	$0.002	$0.001	$(0.002)	$0.004	$—

Net asset value — End of period	$18.770		$19.110	$14.720	$17.490	$15.750	$15.170

Total Return(3)(4)	(1.78	)%(5)	35.32%	(5.63)%	20.14%	7.05%	4.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,629		$37,375	$29,455	$35,068	$28,121	$20,457

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)	0.73	%(7)	0.73%	0.73%	0.73%	0.73%	0.80%

Net investment income	1.05	%(7)	0.89%	1.06%	1.28%	1.51%	1.07%

Portfolio Turnover of the Portfolio	38	%(5)	55%	90%	101%	118%	96%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.12%, 0.13%, 0.12% and 0.14% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.9% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a
U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Stock Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2021. Pursuant to this agreement, EVM was allocated $56,867 of the Fund’s operating expenses for the six months ended June 30, 2020. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $6,064 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,675 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $61,413 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $37,375 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $12,459 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,941,669 and $13,521,448, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

12

Eaton Vance

Stock Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	205,014	259,131

Issued to shareholders electing to receive payments of distributions in Fund shares	—	103,094

Redemptions	(338,826)	(572,212)

Converted from Class C shares	10,949	131,539

Net decrease	(122,863)	(78,448)

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	35,450	71,557

Issued to shareholders electing to receive payments of distributions in Fund shares	—	21,312

Redemptions	(115,786)	(152,996)

Converted to Class A shares	(11,272)	(134,746)

Net decrease	(91,608)	(194,873)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	483,008	420,905

Issued to shareholders electing to receive payments of distributions in Fund shares	—	79,171

Redemptions	(646,330)	(546,176)

Net decrease	(163,322)	(46,100)

13

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value

Aerospace & Defense — 0.9%

Hexcel Corp.	139,800	$6,321,756

		$6,321,756

Banks — 4.2%

Bank of America Corp.	427,940	$10,163,575

JPMorgan Chase & Co.	110,820	10,423,729

PNC Financial Services Group, Inc. (The)	67,640	7,116,405

		$27,703,709

Beverages — 2.4%

PepsiCo, Inc.	123,200	$16,294,432

		$16,294,432

Biotechnology — 1.7%

AbbVie, Inc.	115,300	$11,320,154

		$11,320,154

Capital Markets — 3.6%

Cboe Global Markets, Inc.	74,100	$6,912,048

Intercontinental Exchange, Inc.	61,400	5,624,240

Tradeweb Markets, Inc., Class A	193,639	11,258,172

		$23,794,460

Commercial Services & Supplies — 1.1%

Waste Management, Inc.	68,482	$7,252,929

		$7,252,929

Communications Equipment — 1.4%

Cisco Systems, Inc.	206,500	$9,631,160

		$9,631,160

Diversified Telecommunication Services — 1.6%

Verizon Communications, Inc.	197,590	$10,893,137

		$10,893,137

Electric Utilities — 1.2%

NextEra Energy, Inc.	33,796	$8,116,785

		$8,116,785

Electrical Equipment — 2.5%

AMETEK, Inc.	131,500	$11,752,155

Emerson Electric Co.	78,742	4,884,366

		$16,636,521

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.4%

American Tower Corp.	62,900	$16,262,166

		$16,262,166

Food & Staples Retailing — 2.5%

Walmart, Inc.	138,800	$16,625,464

		$16,625,464

Food Products — 2.0%

Mondelez International, Inc., Class A	259,020	$13,243,693

		$13,243,693

Health Care Equipment & Supplies — 6.5%

Abbott Laboratories	136,100	$12,443,623

Boston Scientific Corp.(1)	195,200	6,853,472

Danaher Corp.	93,366	16,509,910

ICU Medical, Inc.(1)	42,000	7,741,020

		$43,548,025

Health Care Providers & Services — 2.0%

Anthem, Inc.	51,760	$13,611,845

		$13,611,845

Insurance — 2.2%

First American Financial Corp.	126,572	$6,077,987

Travelers Cos., Inc. (The)	72,600	8,280,030

		$14,358,017

Interactive Media & Services — 8.3%

Alphabet, Inc., Class C(1)	23,029	$32,554,025

Facebook, Inc., Class A(1)	99,844	22,671,577

		$55,225,602

Internet & Direct Marketing Retail — 6.0%

Amazon.com, Inc.(1)	14,622	$40,339,466

		$40,339,466

IT Services — 9.3%

Cognizant Technology Solutions Corp., Class A	171,012	$9,716,902

Fidelity National Information Services, Inc.	92,200	12,363,098

Mastercard, Inc., Class A	22,900	6,771,530

PayPal Holdings, Inc.(1)	76,900	13,398,287

Shift4 Payments, Inc., Class A	44,000	1,562,000

Visa, Inc., Class A	95,400	18,428,418

		$62,240,235

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 2.1%

Thermo Fisher Scientific, Inc.	38,800	$14,058,792

		$14,058,792

Machinery — 2.1%

Ingersoll Rand, Inc.(1)	239,520	$6,735,302

Stanley Black & Decker, Inc.	52,100	7,261,698

		$13,997,000

Metals & Mining — 2.3%

Franco-Nevada Corp.	54,400	$7,596,416

Steel Dynamics, Inc.	306,600	7,999,194

		$15,595,610

Multi-Utilities — 1.9%

CMS Energy Corp.	103,500	$6,046,470

Sempra Energy	55,642	6,522,912

		$12,569,382

Multiline Retail — 1.2%

Dollar General Corp.	42,000	$8,001,420

		$8,001,420

Oil, Gas & Consumable Fuels — 2.6%

Chevron Corp.	81,700	$7,290,091

ConocoPhillips	106,886	4,491,350

Phillips 66	78,825	5,667,517

		$17,448,958

Pharmaceuticals — 2.9%

Sanofi	107,100	$10,922,546

Zoetis, Inc.	60,400	8,277,216

		$19,199,762

Road & Rail — 1.0%

Union Pacific Corp.	37,400	$6,323,218

		$6,323,218

Semiconductors & Semiconductor Equipment — 2.5%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,523	$6,558,241

Texas Instruments, Inc.	77,279	9,812,114

		$16,370,355

Security	Shares	Value

Software — 9.2%

Adobe, Inc.(1)	21,578	$9,393,119

Intuit, Inc.	18,836	5,579,035

Microsoft Corp.	227,820	46,363,648

		$61,335,802

Specialty Retail — 3.4%

Home Depot, Inc. (The)	59,388	$14,877,288

TJX Cos., Inc. (The)	160,340	8,106,790

		$22,984,078

Technology Hardware, Storage & Peripherals — 5.8%

Apple, Inc.	105,897	$38,631,226

		$38,631,226

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc.(1)	49,100	$5,113,765

		$5,113,765

Total Common Stocks (identified cost $495,824,370)		$665,048,924

Rights — 0.0%(2)
Security	Shares	Value

Wireless Telecommunication Services — 0.0%(2)

T Mobile US, Inc., Exp. 7/27/20(1)	32,400	$5,443

Total Rights (identified cost $11,988)		$5,443

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	1,386,725	$1,386,725

Total Short-Term Investments (identified cost $1,386,725)		$1,386,725

Total Investments — 99.8% (identified cost $497,223,083)		$666,441,092

Other Assets, Less Liabilities — 0.2%		$1,449,705

Net Assets — 100.0%		$667,890,797

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $495,836,358)	$665,054,367

Affiliated investment, at value (identified cost, $1,386,725)	1,386,725

Dividends receivable	472,752

Dividends receivable from affiliated investment	2,254

Receivable for investments sold	2,688,349

Tax reclaims receivable	166,926

Total assets	$669,771,373

Liabilities

Payable for investments purchased	$1,470,717

Payable to affiliates:

Investment adviser fee	325,495

Trustees’ fees	8,500

Accrued expenses	75,864

Total liabilities	$1,880,576

Net Assets applicable to investors’ interest in Portfolio	$667,890,797

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $84,446)	$5,693,691

Dividends from affiliated investment	24,804

Total investment income	$5,718,495

Expenses

Investment adviser fee	$1,911,770

Trustees’ fees and expenses	25,498

Custodian fee	80,188

Legal and accounting services	25,946

Miscellaneous	3,564

Total expenses	$2,046,966

Net investment income	$3,671,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(13,822,276)

Investment transactions — affiliated investment	750

Foreign currency transactions	(8,682)

Net realized loss	$(13,830,208)

Change in unrealized appreciation (depreciation) —

Investments	$(7,129,983)

Investments — affiliated investment	(264)

Foreign currency	768

Net change in unrealized appreciation (depreciation)	$(7,129,479)

Net realized and unrealized loss	$(20,959,687)

Net decrease in net assets from operations	$(17,288,158)

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$3,671,529	$6,172,602

Net realized gain (loss)	(13,830,208)	37,236,935

Net change in unrealized appreciation (depreciation)	(7,129,479)	139,853,795

Net increase (decrease) in net assets from operations	$(17,288,158)	$183,263,332

Capital transactions —

Contributions	$59,135,247	$63,196,014

Withdrawals	(57,692,956)	(79,842,250)

Portfolio transaction fee	189,146	315,199

Net increase (decrease) in net assets from capital transactions	$1,631,437	$(16,331,037)

Net increase (decrease) in net assets	$(15,656,721)	$166,932,295

Net Assets

At beginning of period	$683,547,518	$516,615,223

At end of period	$667,890,797	$683,547,518

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.64	%(2)	0.63%	0.64%	0.64%	0.65%	0.70%

Net investment income	1.14	%(2)	0.99%	1.14%	1.38%	1.60%	1.16%

Portfolio Turnover	38	%(3)	55%	90%	101%	118%	96%

Total Return	(1.77	)%(3)	35.47%	(5.57)%	20.31%	7.14%	4.88%

Net assets, end of period (000’s omitted)	$667,891		$683,548	$516,615	$647,405	$640,973	$395,492

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.9%, 1.0% and 85.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by
Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

21

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2020, the Portfolio’s investment adviser fee amounted to $1,911,770 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $251,715,258 and $243,218,937, respectively, for the six months ended June 30, 2020

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$498,175,767

Gross unrealized appreciation	$176,976,603

Gross unrealized depreciation	(8,711,278)

Net unrealized appreciation	$168,265,325

22

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

6  Investments in Affiliated Funds

At June 30, 2020, the value of the Portfolio’s investment in affiliated funds was $1,386,725, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,512,026	$89,949,573	$(94,075,360)	$750	$(264)	$1,386,725	$24,804	1,386,725

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$71,232,504	$—		$—	$71,232,504

Consumer Discretionary	71,324,964	—		—	71,324,964

Consumer Staples	46,163,589	—		—	46,163,589

Energy	17,448,958	—		—	17,448,958

Financials	65,856,186	—		—	65,856,186

Health Care	90,816,032	10,922,546		—	101,738,578

Industrials	50,531,424	—		—	50,531,424

Information Technology	188,208,778	—		—	188,208,778

Materials	15,595,610	—		—	15,595,610

Real Estate	16,262,166	—		—	16,262,166

Utilities	20,686,167	—		—	20,686,167

Total Common Stocks	$654,126,378	$10,922,546	*	$—	$665,048,924

Rights	$5,443	$—		$—	$5,443

Short-Term Investments	—	1,386,725		—	1,386,725

Total Investments	$654,131,821	$12,309,271		$—	$666,441,092

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

24

Eaton Vance

Stock Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the
“Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

25

Eaton Vance

Stock Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

26

Eaton Vance

Stock Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a

27

Eaton Vance

Stock Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Stock Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

29

Eaton Vance

Stock Fund

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds,
Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.20

Parametric

Commodity Strategy Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by enrolling at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser and Parametric, the sub-adviser to the Fund are registered with the CFTC as commodity pool operators and commodity trading advisors. As the “commodity pool operator” of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2020

Parametric

Commodity Strategy Fund

Parametric

Commodity Strategy Fund

June 30, 2020

Performance1,2

Portfolio Managers Thomas C. Seto and Gregory J. Liebl, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Investor Class at NAV	01/03/2012	05/25/2011	–12.33%	–8.59%	–3.26%	–6.42%
Institutional Class at NAV	05/25/2011	05/25/2011	–12.43	–8.50	–3.04	–6.23

Bloomberg Commodity Index Total Return	—	—	–19.40%	–17.38%	–7.68%	–9.06%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class

					0.96%	0.71%

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	26.28%	Industrial Metals	24.49%

Corn	3.79	Aluminum	7.21

Soybean Oil	3.63	New York Copper	3.72

Coffee	3.61	Copper	3.69

Soybean	3.58	Nickel	3.59

Cotton	1.82	Zinc	3.57

Wheat	1.82	Lead	1.78

Sugar	1.81	Tin	0.93

Cocoa	1.77

Soybean Meal	1.74	Precious Metals	18.24%

Kansas Wheat	0.91	Silver	7.37

White Sugar	0.90	Gold	7.29

Robusta Coffee	0.90	Platinum	1.86

		Palladium	1.72

Energy	24.86%

RBOB Gasoline	7.05	Livestock	6.33%

Natural Gas	6.73	Live Cattle	3.64

Gasoil	3.66	Lean Hogs	1.79

Heating Oil	3.63	Feeder Cattle	0.90

WTI Crude Oil	1.91

Brent Crude Oil	1.88

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Commodity Strategy Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric

Commodity Strategy Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$876.70	$4.25	**	0.91%
Institutional Class	$1,000.00	$875.70	$3.08	**	0.66%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.57	**	0.91%
Institutional Class	$1,000.00	$1,021.60	$3.32	**	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 98.2%

U.S. Treasury Obligations — 92.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 7/16/20	$21,500	$21,499,070

U.S. Treasury Bill, 0.00%, 7/30/20	18,000	17,998,296

U.S. Treasury Bill, 0.00%, 8/13/20(1)	42,400	42,393,923

U.S. Treasury Bill, 0.00%, 9/10/20(1)	20,800	20,794,975

U.S. Treasury Bill, 0.00%, 10/8/20	29,500	29,488,845

U.S. Treasury Bill, 0.00%, 11/5/20(1)	38,035	38,015,544

U.S. Treasury Bill, 0.00%, 12/3/20(1)	16,855	16,844,840

U.S. Treasury Bill, 0.00%, 12/31/20(1)	48,400	48,360,635

U.S. Treasury Bill, 0.00%, 3/25/21	12,500	12,486,094

U.S. Treasury Bill, 0.00%, 5/20/21(1)	26,500	26,466,119

Total U.S. Treasury Obligations (identified cost $273,475,023)		$274,348,341

Other — 5.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(2)	17,154,155	$17,154,155

Total Other (identified cost $17,154,155)		$17,154,155

Total Short-Term Investments (identified cost $290,629,178)		$291,502,496

Total Investments — 98.2% (identified cost $290,629,178)		$291,502,496

Other Assets, Less Liabilities — 1.8%		$5,467,745

Net Assets — 100.0%		$296,970,241

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	135	Long	8/28/20	$5,587,650	$156,310

Cocoa	240	Long	9/15/20	5,246,400	(390,520)

Coffee	283	Long	9/18/20	10,718,625	(894,180)

Copper	162	Long	9/28/20	11,050,425	1,558,787

Corn	659	Long	9/14/20	11,252,425	627,925

Cotton No. 2	178	Long	12/8/20	5,418,320	462,210

Feeder Cattle	40	Long	9/24/20	2,667,500	(48,638)

Gold	119	Long	12/29/20	21,662,760	1,152,268

Hard Red Winter Wheat	123	Long	9/14/20	2,704,463	(279,775)

Lean Hogs	270	Long	10/14/20	5,329,800	(183,469)

Live Cattle	271	Long	10/30/20	10,810,190	(23,439)

LME Copper	79	Long	7/13/20	11,866,294	2,301,863

LME Copper	73	Long	8/17/20	10,975,094	1,558,550

LME Copper	78	Long	9/14/20	11,737,050	956,475

LME Lead	114	Long	7/13/20	5,035,238	309,938

LME Lead	122	Long	8/17/20	5,396,213	412,550

LME Lead	125	Long	9/14/20	5,542,188	153,125

5	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures (continued)

LME Nickel	143	Long	7/13/20	$10,949,796	$1,299,441

LME Nickel	140	Long	8/17/20	10,736,460	635,304

LME Nickel	139	Long	9/14/20	10,676,034	(63,801)

LME Primary Aluminum	519	Long	7/13/20	20,678,906	1,433,738

LME Primary Aluminum	518	Long	8/17/20	20,826,838	1,544,750

LME Primary Aluminum	553	Long	9/14/20	22,341,200	597,931

LME Tin	34	Long	7/13/20	2,860,930	459,680

LME Tin	33	Long	8/17/20	2,768,535	257,745

LME Tin	34	Long	9/14/20	2,846,480	126,820

LME Zinc	205	Long	7/13/20	10,446,031	793,094

LME Zinc	213	Long	8/17/20	10,873,650	651,938

LME Zinc	212	Long	9/14/20	10,843,800	127,200

Low Sulphur Gasoil	303	Long	9/10/20	10,877,700	810,074

Natural Gas	693	Long	12/29/20	19,979,190	1,171,559

NY Harbor ULSD	213	Long	8/31/20	10,767,406	688,377

Palladium	26	Long	9/28/20	5,113,940	552,480

Platinum	130	Long	10/28/20	5,532,800	(52,380)

RBOB Gasoline	420	Long	8/31/20	20,945,736	984,989

Robusta Coffee	224	Long	9/24/20	2,658,880	(68,430)

Silver	235	Long	9/28/20	21,898,475	4,052,613

Soybean	241	Long	11/13/20	10,631,113	464,775

Soybean Meal	175	Long	12/14/20	5,178,250	46,080

Soybean Oil	623	Long	12/14/20	10,769,178	631,446

Sugar No. 11	402	Long	9/30/20	5,384,870	430,957

Wheat	220	Long	9/14/20	5,409,250	(295,000)

White Sugar	150	Long	7/16/20	2,667,750	245,990

WTI Crude Oil	144	Long	8/20/20	5,664,960	211,700

LME Copper	79	Short	7/13/20	(11,866,294)	(1,684,003)

LME Copper	73	Short	8/17/20	(10,975,094)	(899,269)

LME Copper	5	Short	9/14/20	(752,375)	(35,470)

LME Lead	114	Short	7/13/20	(5,035,238)	(394,013)

LME Lead	122	Short	8/17/20	(5,396,213)	(147,163)

LME Lead	6	Short	9/14/20	(266,025)	3,110

LME Nickel	143	Short	7/13/20	(10,949,796)	(655,944)

LME Nickel	140	Short	8/17/20	(10,736,460)	61,740

LME Primary Aluminum	519	Short	7/13/20	(20,678,906)	(1,515,625)

LME Primary Aluminum	518	Short	8/17/20	(20,826,838)	(556,850)

LME Primary Aluminum	23	Short	9/14/20	(929,200)	(9,135)

LME Tin	34	Short	7/13/20	(2,860,930)	(271,956)

LME Tin	33	Short	8/17/20	(2,768,535)	(124,410)

LME Tin	1	Short	9/14/20	(83,720)	780

LME Zinc	205	Short	7/13/20	(10,446,031)	(624,510)

6	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures (continued)

LME Zinc	213	Short	8/17/20	$(10,873,650)	$(119,813)

LME Zinc	5	Short	9/14/20	(255,750)	1,713

					$18,598,232

Abbreviations:

LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

ULSD	–	Ultra-Low Sulfur Diesel

WTI	–	West Texas Intermediate

7	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $273,475,023)	$274,348,341

Affiliated investment, at value (identified cost, $17,154,155)	17,154,155

Dividends receivable from affiliated investment	6,433

Receivable for Fund shares sold	504,885

Receivable for variation margin on open futures contracts	9,549,180

Total assets	$301,562,994

Liabilities

Payable for Fund shares redeemed	$4,331,373

Payable to affiliates:

Investment adviser and administration fee	133,018

Distribution and service fees	1,624

Trustees’ fees	4,313

Accrued expenses	122,425

Total liabilities	$4,592,753

Net Assets	$296,970,241

Sources of Net Assets

Paid-in capital	$357,893,789

Accumulated loss	(60,923,548)

Total	$296,970,241

Investor Class Shares

Net Assets	$7,958,267

Shares Outstanding	1,723,160

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.62

Institutional Class Shares

Net Assets	$289,011,974

Shares Outstanding	62,128,641

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.65

8	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Interest	$2,303,720

Dividends from affiliated investment	103,036

Total investment income	$2,406,756

Expenses

Investment adviser and administration fee	$824,139

Distribution and service fees

Investor Class	10,489

Trustees’ fees and expenses	8,933

Custodian fee	57,126

Transfer and dividend disbursing agent fees	55,955

Legal and accounting services	52,581

Printing and postage	9,667

Registration fees	27,391

Miscellaneous	2,579

Total expenses	$1,048,860

Deduct —

Allocation of expenses to affiliates	$50,109

Total expense reductions	$50,109

Net expenses	$998,751

Net investment income	$1,408,005

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$516,044

Investment transactions — affiliated investment	(4,757)

Futures contracts	(55,564,369)

Net realized loss	$(55,053,082)

Change in unrealized appreciation (depreciation) —

Investments	$600,918

Investments — affiliated investment	(329)

Futures contracts	7,957,220

Net change in unrealized appreciation (depreciation)	$8,557,809

Net realized and unrealized loss	$(46,495,273)

Net decrease in net assets from operations	$(45,087,268)

9	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$1,408,005	$5,351,117

Net realized loss	(55,053,082)	(2,242,033)

Net change in unrealized appreciation (depreciation)	8,557,809	25,278,117

Net increase (decrease) in net assets from operations	$(45,087,268)	$28,387,201

Distributions to shareholders —

Investor Class	$—	$(107,065)

Institutional Class	—	(5,051,252)

Total distributions to shareholders	$—	$(5,158,317)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$5,471,684	$8,789,352

Institutional Class	90,454,418	142,780,714

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	107,065

Institutional Class	—	4,983,406

Cost of shares redeemed

Investor Class	(5,971,598)	(19,877,810)

Institutional Class	(89,836,525)	(106,981,195)

Net increase in net assets from Fund share transactions	$117,979	$29,801,532

Net increase (decrease) in net assets	$(44,969,289)	$53,030,416

Net Assets

At beginning of period	$341,939,530	$288,909,114

At end of period	$296,970,241	$341,939,530

10	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Financial Highlights

	Investor Class

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015

Net asset value — Beginning of period	$5.270		$4.880	$5.420	$5.340		$5.000	$6.440

Income (Loss) From Operations

Net investment income (loss)(1)	$0.016		$0.077	$0.043	$(0.000	)(2)	$(0.023)	$(0.042)

Net realized and unrealized gain (loss)	(0.666)		0.372	(0.563)	0.350		0.710	(1.398)

Total income (loss) from operations	$(0.650)		$0.449	$(0.520)	$0.350		$0.687	$(1.440)

Less Distributions

From net investment income	$—		$(0.059)	$(0.020)	$(0.270)		$(0.347)	$—

Total distributions	$—		$(0.059)	$(0.020)	$(0.270)		$(0.347)	$—

Net asset value — End of period	$4.620		$5.270	$4.880	$5.420		$5.340	$5.000

Total Return(3)(4)	(12.33	)%(5)	9.18%	(9.60)%	6.70%		13.78%	(22.36)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,958		$9,700	$19,709	$47,621		$31,373	$9,579

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.91	%(7)	0.90%	0.90%	0.90%		0.94%	0.95%

Net investment income (loss)	0.70	%(7)	1.51%	0.81%	(0.01)%		(0.43)%	(0.74)%

Portfolio Turnover	0%		0%	0%	0%		0%	573	%(8)

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $(0.0005) per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.03%, 0.06%, 0.08%, 0.09%, 0.19% and 0.29% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

11	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Consolidated Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$5.310		$4.930	$5.480	$5.390	$5.040	$6.480

Income (Loss) From Operations

Net investment income (loss)(1)	$0.022		$0.088	$0.064	$0.013	$(0.011)	$(0.030)

Net realized and unrealized gain (loss)	(0.682)		0.374	(0.571)	0.359	0.716	(1.410)

Total income (loss) from operations	$(0.660)		$0.462	$(0.507)	$0.372	$0.705	$(1.440)

Less Distributions

From net investment income	$—		$(0.082)	$(0.043)	$(0.282)	$(0.355)	$—

Total distributions	$—		$(0.082)	$(0.043)	$(0.282)	$(0.355)	$—

Net asset value — End of period	$4.650		$5.310	$4.930	$5.480	$5.390	$5.040

Total Return(2)(3)	(12.43	)%(4)	9.58%	(9.44)%	7.06%	14.04%	(22.22)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$289,012		$332,240	$269,200	$205,973	$123,822	$97,359

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.66	%(6)	0.65%	0.65%	0.65%	0.69%	0.70%

Net investment income (loss)	0.95	%(6)	1.70%	1.20%	0.24%	(0.20)%	(0.51)%

Portfolio Turnover	0%		0%	0%	0%	0%	573	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.03%, 0.06%, 0.08%, 0.09%, 0.19% and 0.29% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

12	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2020 were $58,732,629 or 19.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $69,049 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $35,267 are short-term and $33,782 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund’s investment in the Subsidiary, at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$401,658,108

Gross unrealized appreciation	$734,721

Gross unrealized depreciation	(101,390,093)

Net unrealized depreciation	$(100,655,372)

14

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.55% of the Fund’s consolidated average daily net assets up to $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2020, the investment adviser and administration fee amounted to $824,139 or 0.55% of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Prior to May 1, 2020, EVM and Parametric had agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.90% and 0.65% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. Pursuant to this agreement, EVM and Parametric were allocated $50,109 in total of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $1,727 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $10,489 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2020.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	1,193,734	1,710,967

Issued to shareholders electing to receive payments of distributions in Fund shares	—	20,201

Redemptions	(1,309,455)	(3,927,543)

Net decrease	(115,721)	(2,196,375)

15

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	19,887,310	27,642,349

Issued to shareholders electing to receive payments of distributions in Fund shares	—	934,973

Redemptions	(20,361,877)	(20,632,315)

Net increase (decrease)	(474,567)	7,945,007

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Consolidated Portfolio of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$27,936,025(1)	$(9,337,793	)(1)

Total	$27,936,025	$(9,337,793)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$(55,564,369	)(1)	$7,957,220	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$447,605,000	$133,382,000

16

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $17,154,155, which represents 5.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$18,055,234	$352,648,183	$(353,544,176)	$(4,757)	$(329)	$17,154,155	$103,036	17,154,155

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Parametric

Commodity Strategy Fund

June 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$274,348,341	$—	$274,348,341

Other	—	17,154,155	—	17,154,155

Total Investments	$—	$291,502,496	$—	$291,502,496

Futures Contracts	$27,936,025	$—	$—	$27,936,025

Total	$27,936,025	$291,502,496	$—	$319,438,521

Liability Description

Futures Contracts	$(9,337,793)	$—	$—	$(9,337,793)

Total	$(9,337,793)	$—	$—	$(9,337,793)

11  Risks and Uncertainities

Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

18

Parametric

Commodity Strategy Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

19

Parametric

Commodity Strategy Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Commodity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

20

Parametric

Commodity Strategy Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

21

Parametric

Commodity Strategy Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Parametric

Commodity Strategy Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

23

Parametric

Commodity Strategy Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, with respect to its management of the Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2020

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/28/1996	03/29/1966	–1.85%	8.13%	9.97%	13.10%
Class A with 5.75% Maximum Sales Charge	—	—	–7.49	1.91	8.68	12.43

Class C at NAV	08/02/1996	03/29/1966	–2.22	7.33	9.14	12.25
Class C with 1% Maximum Sales Charge	—	—	–3.19	6.33	9.14	12.25

Class I at NAV	07/02/1999	03/29/1966	–1.77	8.34	10.23	13.38

S&P 500® Index	—	—	–3.08%	7.51%	10.72%	13.98%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		03/28/1996	03/29/1966	1.74%	8.45%	12.19%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.31	7.09	10.68

Class C After Taxes on Distributions		08/02/1996	03/29/1966	6.33	9.08	12.16
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.75	7.53	10.57

Class I After Taxes on Distributions		07/02/1999	03/29/1966	8.10	9.92	13.07
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.20	8.39	11.53

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.78%	1.55%	0.53%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2020

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	02/28/2001	03/29/1966	–1.91%	7.99%	9.81%	12.92%
Class A with 5.75% Maximum Sales Charge	—	—	–7.54	1.78	8.52	12.25

Class C at NAV	02/28/2001	03/29/1966	–2.29	7.18	8.98	12.07
Class C with 1% Maximum Sales Charge	—	—	–3.27	6.18	8.98	12.07

Class I at NAV	02/28/2001	03/29/1966	–1.83	8.21	10.08	13.19

S&P 500® Index	—	—	–3.08%	7.51%	10.72%	13.98%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		02/28/2001	03/29/1966	1.64%	8.33%	12.05%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.20	6.97	10.53

Class C After Taxes on Distributions		02/28/2001	03/29/1966	6.18	8.96	12.03
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.66	7.41	10.43

Class I After Taxes on Distributions		02/28/2001	03/29/1966	8.01	9.82	12.93
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.07	8.28	11.37

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.93%	1.68%	0.68%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	5.1%

Apple, Inc.	4.2

Microsoft Corp.	3.7

Facebook, Inc., Class A	3.5

Alphabet, Inc., Class C	2.6

Alphabet, Inc., Class A	2.0

Intel Corp.	2.0

JPMorgan Chase & Co.	1.7

QUALCOMM, Inc.	1.7

Eli Lilly & Co.	1.6

Total	28.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$981.50	$3.79	0.77%
Class C	$1,000.00	$977.80	$7.47	1.52%
Class I	$1,000.00	$982.30	$2.56	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.87	0.77%
Class C	$1,000.00	$1,017.30	$7.62	1.52%
Class I	$1,000.00	$1,022.30	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.90	$4.63	0.94%
Class C	$1,000.00	$977.10	$8.31	1.69%
Class I	$1,000.00	$981.70	$3.40	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.72	0.94%
Class C	$1,000.00	$1,016.50	$8.47	1.69%
Class I	$1,000.00	$1,021.40	$3.47	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Statements of Assets and Liabilities (Unaudited)

	June 30, 2020
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $365,841,654 and $312,993,271, respectively)	$1,675,870,609	$860,014,578

Receivable for Fund shares sold	29,752	240,918

Total assets	$1,675,900,361	$860,255,496

Liabilities

Payable for Fund shares redeemed	$4,786,314	$1,606,997

Payable to affiliates:

Administration fee	—	105,565

Distribution and service fees	313,016	169,094

Trustees’ fees	125	125

Accrued expenses	203,502	129,441

Total liabilities	$5,302,957	$2,011,222

Net Assets	$1,670,597,404	$858,244,274

Sources of Net Assets

Paid-in capital	$1,175,910,007	$786,877,361

Distributable earnings	494,687,397	71,366,913

Total	$1,670,597,404	$858,244,274

Class A Shares

Net Assets	$1,477,329,497	$597,709,575

Shares Outstanding	24,372,652	21,946,033

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$60.61	$27.24

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$64.31	$28.90

Class C Shares

Net Assets	$11,897,290	$56,044,481

Shares Outstanding	219,103	2,122,031

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$54.30	$26.41

Class I Shares

Net Assets	$181,370,617	$204,490,218

Shares Outstanding	3,207,062	7,485,327

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$56.55	$27.32

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2020
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Dividends allocated from Portfolio (net of foreign taxes, $124,704 and $64,035, respectively)	$13,785,213	$7,085,288

Expenses allocated from Portfolio	(3,590,395)	(1,846,112)

Total investment income from Portfolio	$10,194,818	$5,239,176

Expenses

Administration fee	$—	$621,271

Distribution and service fees

Class A	1,783,119	718,733

Class C	60,379	276,340

Trustees’ fees and expenses	250	252

Custodian fee	25,382	25,852

Transfer and dividend disbursing agent fees	396,552	186,484

Professional fees	23,329	18,201

Printing and postage	34,856	23,377

Registration fees	35,433	42,532

Miscellaneous	103,942	81,498

Total expenses	$2,463,242	$1,994,540

Net investment income	$7,731,576	$3,244,636

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions(1)	$17,179,700	$8,826,510

Foreign currency transactions	(1,239)	(636)

Net realized gain	$17,178,461	$8,825,874

Change in unrealized appreciation (depreciation) —

Investments	$(62,156,453)	$(32,488,440)

Foreign currency	2,477	1,254

Net change in unrealized appreciation (depreciation)	$(62,153,976)	$(32,487,186)

Net realized and unrealized loss	$(44,975,515)	$(23,661,312)

Net decrease in net assets from operations	$(37,243,939)	$(20,416,676)

(1)	Includes $20,311,210 and $10,437,752, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$7,731,576	$3,244,636

Net realized gain	17,178,461	8,825,874

Net change in unrealized appreciation (depreciation)	(62,153,976)	(32,487,186)

Net decrease in net assets from operations	$(37,243,939)	$(20,416,676)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,437,920	$11,914,190

Class C	276,976	3,151,107

Class I	62,123,571	53,319,745

Cost of shares redeemed

Class A	(58,933,283)	(32,054,912)

Class C	(848,521)	(4,884,462)

Class I	(60,442,511)	(67,483,213)

Net asset value of shares converted

Class A	874,521	1,937,621

Class C	(874,521)	(1,937,621)

Net decrease in net assets from Fund share transactions	$(55,385,848)	$(36,037,545)

Net decrease in net assets	$(92,629,787)	$(56,454,221)

Net Assets

At beginning of period	$1,763,227,191	$914,698,495

At end of period	$1,670,597,404	$858,244,274

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2019
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$15,884,634	$6,661,253

Net realized gain	42,571,421	21,558,538

Net change in unrealized appreciation (depreciation)	355,782,177	180,249,655

Net increase in net assets from operations	$414,238,232	$208,469,446

Distributions to shareholders —

Class A	$(12,891,964)	$(4,346,325)

Class I	(2,075,519)	(2,037,988)

Total distributions to shareholders	$(14,967,483)	$(6,384,313)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,444,769	$18,357,473

Class B	5	28

Class C	473,288	6,587,230

Class I	166,808,130	74,629,417

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	11,063,702	3,897,004

Class I	1,680,754	1,852,484

Cost of shares redeemed

Class A	(116,662,699)	(53,203,916)

Class B	(40,812)	(53,050)

Class C	(3,508,546)	(11,669,202)

Class I	(160,424,924)	(52,588,935)

Net asset value of shares converted(1)

Class A	201,454,316	95,861,467

Class B	(908,387)	(736,564)

Class C	(200,545,930)	(95,124,903)

Net decrease in net assets from Fund share transactions	$(93,166,334)	$(12,191,467)

Net increase in net assets	$306,104,415	$189,893,666

Net Assets

At beginning of year	$1,457,122,776	$724,804,829

At end of year	$1,763,227,191	$914,698,495

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$61.750		$48.150		$51.300		$42.300		$39.330		$38.910

Income (Loss) From Operations

Net investment income(1)	$0.269		$0.539		$0.491		$0.467		$0.455		$0.435

Net realized and unrealized gain (loss)	(1.409)		13.572		(3.192)		8.982		2.964		0.402

Total income (loss) from operations	$(1.140)		$14.111		$(2.701)		$9.449		$3.419		$0.837

Less Distributions

From net investment income	$—		$(0.511)		$(0.449)		$(0.449)		$(0.449)		$(0.417)

Total distributions	$—		$(0.511)		$(0.449)		$(0.449)		$(0.449)		$(0.417)

Net asset value — End of period	$60.610		$61.750		$48.150		$51.300		$42.300		$39.330

Total Return(2)	(1.85	)%(3)	29.45%		(5.36)%		22.35%		8.68%		2.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,477,329		$1,565,795		$1,116,349		$1,257,823		$1,068,182		$1,055,259

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.77	%(6)	0.78%		0.79%		0.79%		0.81%		0.82%

Net investment income	0.94	%(6)	0.96%		0.92%		1.00%		1.14%		1.10%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	1	%(7)	0	%(7)(8)	1	%(7)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$55.530		$43.280		$46.100		$38.040		$35.440		$35.100

Income (Loss) From Operations

Net investment income (loss)(1)	$0.049		$(0.018)		$0.082		$0.114		$0.140		$0.125

Net realized and unrealized gain (loss)	(1.279)		12.268		(2.832)		8.047		2.645		0.365

Total income (loss) from operations	$(1.230)		$12.250		$(2.750)		$8.161		$2.785		$0.490

Less Distributions

From net investment income	$—		$—		$(0.070)		$(0.101)		$(0.185)		$(0.150)

Total distributions	$—		$—		$(0.070)		$(0.101)		$(0.185)		$(0.150)

Net asset value — End of period	$54.300		$55.530		$43.280		$46.100		$38.040		$35.440

Total Return(2)	(2.22	)%(3)	28.34%		(5.99)%		21.46%		7.85%		1.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,897		$13,730		$202,974		$248,201		$265,708		$263,896

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.52	%(6)	1.55%		1.54%		1.54%		1.56%		1.57%

Net investment income (loss)	0.19	%(6)	(0.04)%		0.17%		0.27%		0.39%		0.35%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	1	%(7)	0	%(7)(8)	1	%(7)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$57.570		$44.920		$47.920		$39.530		$36.790		$36.430

Income (Loss) From Operations

Net investment income(1)	$0.317		$0.628		$0.584		$0.542		$0.516		$0.497

Net realized and unrealized gain (loss)	(1.337)		12.675		(2.996)		8.414		2.776		0.381

Total income (loss) from operations	$(1.020)		$13.303		$(2.412)		$8.956		$3.292		$0.878

Less Distributions

From net investment income	$—		$(0.653)		$(0.588)		$(0.566)		$(0.552)		$(0.518)

Total distributions	$—		$(0.653)		$(0.588)		$(0.566)		$(0.552)		$(0.518)

Net asset value — End of period	$56.550		$57.570		$44.920		$47.920		$39.530		$36.790

Total Return(2)	(1.77	)%(3)	29.74%		(5.11)%		22.67%		8.93%		2.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$181,371		$183,702		$136,976		$114,276		$69,864		$50,278

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.52	%(6)	0.53%		0.54%		0.54%		0.56%		0.56%

Net investment income	1.19	%(6)	1.20%		1.17%		1.24%		1.38%		1.34%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	1	%(7)	0	%(7)(8)	1	%(7)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$27.770		$21.650		$23.060		$19.020		$17.690		$17.500

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.205		$0.184		$0.177		$0.176		$0.168

Net realized and unrealized gain (loss)	(0.630)		6.108		(1.432)		4.035		1.326		0.187

Total income (loss) from operations	$(0.530)		$6.313		$(1.248)		$4.212		$1.502		$0.355

Less Distributions

From net investment income	$—		$(0.193)		$(0.162)		$(0.172)		$(0.172)		$(0.165)

Total distributions	$—		$(0.193)		$(0.162)		$(0.172)		$(0.172)		$(0.165)

Net asset value — End of period	$27.240		$27.770		$21.650		$23.060		$19.020		$17.690

Total Return(2)	(1.91	)%(3)	29.28%		(5.50)%		22.15%		8.48%		2.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$597,710		$629,530		$427,333		$472,741		$403,485		$379,685

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.94	%(6)	0.93%		0.94%		0.95%		0.97%		0.97%

Net investment income	0.77	%(6)	0.81%		0.77%		0.84%		0.98%		0.95%

Portfolio Turnover of the Fund(7)	—		—		—		1%		—		—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	1	%(8)	0	%(8)(9)	1	%(8)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019			2018		2017		2016		2015

Net asset value — Beginning of period	$27.030			$21.080		$22.460		$18.530		$17.240		$17.070

Income (Loss) From Operations

Net investment income(1)	$0.003			$0.003		$0.004		$0.022		$0.041		$0.034

Net realized and unrealized gain (loss)	(0.623)			5.947		(1.384)		3.912		1.289		0.176

Total income (loss) from operations	$(0.620)			$5.950		$(1.380)		$3.934		$1.330		$0.210

Less Distributions

From net investment income	$—		$	—$		—		$(0.004)		$(0.040)		$(0.040)

Total distributions	$—		$	—$		—		$(0.004)		$(0.040)		$(0.040)

Net asset value — End of period	$26.410			$27.030		$21.080		$22.460		$18.530		$17.240

Total Return(2)	(2.29	)%(3)		28.22%		(6.14)%		21.23%		7.71%		1.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,044			$61,397		$142,020		$173,289		$175,072		$173,494

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.69	%(6)		1.68%		1.69%		1.70%		1.72%		1.72%

Net investment income	0.02	%(6)		0.01%		0.02%		0.11%		0.23%		0.20%

Portfolio Turnover of the Fund(7)	—			—		—		1%		—		—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)		1	%(8)	1	%(8)	0	%(8)(9)	1	%(8)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$27.830		$21.690		$23.110		$19.060		$17.720		$17.530

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.266		$0.244		$0.229		$0.221		$0.213

Net realized and unrealized gain (loss)	(0.642)		6.130		(1.439)		4.046		1.336		0.187

Total income (loss) from operations	$(0.510)		$6.396		$(1.195)		$4.275		$1.557		$0.400

Less Distributions

From net investment income	$—		$(0.256)		$(0.225)		$(0.225)		$(0.217)		$(0.210)

Total distributions	$—		$(0.256)		$(0.225)		$(0.225)		$(0.217)		$(0.210)

Net asset value — End of period	$27.320		$27.830		$21.690		$23.110		$19.060		$17.720

Total Return(2)	(1.83	)%(3)	29.61%		(5.25)%		22.44%		8.77%		2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$204,490		$223,771		$154,772		$134,355		$78,948		$61,538

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.69	%(6)	0.68%		0.69%		0.70%		0.72%		0.72%

Net investment income	1.02	%(6)	1.05%		1.02%		1.09%		1.23%		1.20%

Portfolio Turnover of the Fund(7)	—		—		—		1%		—		—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	1	%(8)	0	%(8)(9)	1	%(8)	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.6% and 3.9% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2020). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

18

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2019, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Deferred capital losses

Short-term	$5,010,421	$1,597,050

Long-term	—	9,638

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2020, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $621,271. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2020 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$108,474	$38,259

EVD’s Class A Sales Charges	$7,826	$31,029

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

19

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,783,119	$718,733

Each Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2020, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class C Distribution Fees	$45,284	$207,255

Pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class C Service Fees	$15,095	$69,085

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$2,000

Class C	$100	$4,000

6  Investment Transactions

For the six months ended June 30, 2020, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$655,115	$60,603,360

Tax-Managed Growth Fund 1.2	$3,999,086	$42,689,693

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$47,627,237

Tax-Managed Growth Fund 1.2	34,102,099

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	42,370	5,218	1,181,554

Redemptions	(1,040,976)	(16,208)	(1,165,315)

Converted from Class C shares	15,402	—	—

Converted to Class A shares	—	(17,164)	—

Net increase (decrease)	(983,204)	(28,154)	16,239

	Year Ended December 31, 2019
	Class A	Class B(1)	Class C	Class I

Sales	131,208	—	9,884	3,202,823

Issued to shareholders electing to receive payments of distributions in Fund shares	180,191	—	—	29,363

Redemptions	(2,089,668)	(439)	(71,725)	(3,090,733)

Converted from Class B shares	16,311	—	—	—

Converted from Class C shares	3,934,421	—	—	—

Converted to Class A shares	—	(16,908)	(4,381,065)	—

Net increase (decrease)	2,172,463	(17,347)	(4,442,906)	141,453

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	460,527	127,854	2,088,557

Redemptions	(1,258,106)	(201,752)	(2,645,213)

Converted from Class C shares	73,396	—	—

Converted to Class A shares	—	(75,558)	—

Net decrease	(724,183)	(149,456)	(556,656)

	Year Ended December 31, 2019
	Class A	Class B(1)	Class C	Class I

Sales	732,485	1	269,131	2,932,826

Issued to shareholders electing to receive payments of distributions in Fund shares	141,145	—	—	66,973

Redemptions	(2,110,088)	(2,261)	(478,274)	(2,093,275)

Converted from Class B shares	30,189	—	—	—

Converted from Class C shares	4,139,683	—	—	—

Converted to Class A shares	—	(29,380)	(4,255,437)	—

Net increase (decrease)	2,933,414	(31,640)	(4,464,580)	906,524

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on each Fund’s investments.

22

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Aerospace & Defense — 1.4%

Boeing Co. (The)	869,443	$159,368,902

General Dynamics Corp.	141,621	21,166,675

Howmet Aerospace, Inc.	4	63

Huntington Ingalls Industries, Inc.	1,096	191,241

L3Harris Technologies, Inc.	5,671	962,198

Lockheed Martin Corp.	120,053	43,809,741

Northrop Grumman Corp.	48,050	14,772,492

Raytheon Technologies Corp.	1,207,997	74,436,775

Textron, Inc.	1,025	33,733

TransDigm Group, Inc.	2,016	891,173

		$315,632,993

Air Freight & Logistics — 1.3%

C.H. Robinson Worldwide, Inc.	1,031,186	$81,525,565

Expeditors International of Washington, Inc.	1,300	98,852

FedEx Corp.	344,010	48,237,082

United Parcel Service, Inc., Class B	1,396,739	155,289,442

XPO Logistics, Inc.(1)	42,458	3,279,881

		$288,430,822

Airlines — 0.0%(2)

American Airlines Group, Inc.	66,989	$875,546

Delta Air Lines, Inc.	56,768	1,592,342

Southwest Airlines Co.	27,758	948,769

		$3,416,657

Auto Components — 0.5%

Adient PLC(1)	15,055	$247,203

Aptiv PLC	1,015,200	79,104,384

BorgWarner, Inc.	800	28,240

Dorman Products, Inc.(1)	20,730	1,390,361

Garrett Motion, Inc.(1)	36,184	200,459

Gentex Corp.	1,443,192	37,191,058

		$118,161,705

Automobiles — 0.1%

Daimler AG	38,000	$1,546,600

Ford Motor Co.	1,212,584	7,372,511

General Motors Co.	79,498	2,011,299

Harley-Davidson, Inc.	20,162	479,251

Tesla, Inc.(1)	7,397	7,987,354

Toyota Motor Corp. ADR	5,000	628,150

		$20,025,165

Security	Shares	Value

Banks — 3.8%

Bank of America Corp.	3,532,782	$83,903,573

Bank of Montreal	4	212

CIT Group, Inc.	1,490	30,888

Citigroup, Inc.	860,867	43,990,304

Commerce Bancshares, Inc.	66,314	3,943,694

CVB Financial Corp.	608,432	11,402,016

Fifth Third Bancorp	1,723,095	33,221,272

First Republic Bank	1,652	175,095

HSBC Holdings PLC	220,592	1,028,218

HSBC Holdings PLC ADR	424	9,892

Huntington Bancshares, Inc.	144,510	1,305,648

ING Groep NV ADR	108,320	747,408

JPMorgan Chase & Co.	3,995,124	375,781,363

KeyCorp	111,480	1,357,826

M&T Bank Corp.	230,611	23,976,626

Pinnacle Financial Partners, Inc.	34,686	1,456,465

PNC Financial Services Group, Inc. (The)	120,637	12,692,219

Regions Financial Corp.	731,394	8,133,101

Societe Generale S.A.(1)	405,793	6,784,728

Sterling Bancorp	103,627	1,214,508

SVB Financial Group(1)	29,245	6,303,175

Synovus Financial Corp.	1,565	32,129

Toronto-Dominion Bank (The)	569	25,383

Truist Financial Corp.	1,891,006	71,007,275

U.S. Bancorp	889,261	32,742,590

Wells Fargo & Co.	4,524,559	115,828,710

Western Alliance Bancorp	23,987	908,388

		$838,002,706

Beverages — 2.2%

Anheuser-Busch InBev SA/NV ADR	75,379	$3,716,185

Boston Beer Co., Inc. (The), Class A(1)	4,730	2,538,355

Brown-Forman Corp., Class A	10,699	615,941

Brown-Forman Corp., Class B	366,004	23,299,815

Coca-Cola Co. (The)	3,471,828	155,121,275

Constellation Brands, Inc., Class A	39,872	6,975,606

Diageo PLC ADR	8,721	1,172,015

Keurig Dr Pepper, Inc.	2,700	76,680

Molson Coors Beverage Co., Class B	186,000	6,390,960

Monster Beverage Corp.(1)	171,250	11,871,050

PepsiCo, Inc.	2,052,980	271,527,135

		$483,305,017

Biotechnology — 3.1%

AbbVie, Inc.	804,491	$78,984,926

Agios Pharmaceuticals, Inc.(1)	74,972	4,009,503

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)

Alexion Pharmaceuticals, Inc.(1)	490,965	$55,105,912

Alkermes PLC(1)	5,000	97,025

Alnylam Pharmaceuticals, Inc.(1)	188,700	27,948,357

Amgen, Inc.	727,113	171,496,872

argenx SE ADR(1)	308,910	69,575,799

Biogen, Inc.(1)	111,990	29,962,924

Bluebird Bio, Inc.(1)	500	30,520

Blueprint Medicines Corp.(1)	255,000	19,890,000

Exact Sciences Corp.(1)	131,454	11,428,611

Gilead Sciences, Inc.	1,036,413	79,741,616

Incyte Corp.(1)	94,844	9,860,931

Neurocrine Biosciences, Inc.(1)	64,045	7,813,490

Regeneron Pharmaceuticals, Inc.(1)	22,995	14,340,832

Vertex Pharmaceuticals, Inc.(1)	346,315	100,538,708

		$680,826,026

Building Products — 0.5%

A.O. Smith Corp.	28,185	$1,328,077

Carrier Global Corp.(1)	842,760	18,726,127

Fortune Brands Home & Security, Inc.	2,923	186,867

Johnson Controls International PLC	356,155	12,159,132

Lennox International, Inc.	263,361	61,360,480

Masco Corp.	25,000	1,255,250

Resideo Technologies, Inc.(1)	60,308	706,810

Trane Technologies PLC	26,539	2,361,440

		$98,084,183

Capital Markets — 4.0%

Affiliated Managers Group, Inc.	58,716	$4,377,865

Ameriprise Financial, Inc.	214,951	32,251,248

Bank of New York Mellon Corp. (The)	476,763	18,426,890

BlackRock, Inc.	11,190	6,088,367

Brookfield Asset Management, Inc., Class A	192,123	6,320,847

Cboe Global Markets, Inc.	175,414	16,362,618

Charles Schwab Corp. (The)	3,911,424	131,971,446

CME Group, Inc.	233,101	37,888,237

E*TRADE Financial Corp.	4,593	228,410

FactSet Research Systems, Inc.	11,308	3,714,339

FactSet Research Systems, Inc.(3)	75,000	24,635,250

Federated Hermes, Inc., Class B	549	13,011

Franklin Resources, Inc.	211,191	4,428,675

Goldman Sachs Group, Inc. (The)	827,568	163,543,988

Intercontinental Exchange, Inc.	153,966	14,103,286

Invesco, Ltd.	1,367	14,709

LPL Financial Holdings, Inc.	215,573	16,900,923

Moody’s Corp.	247,360	67,957,213

Security	Shares	Value

Capital Markets (continued)

Morgan Stanley	2,671,663	$129,041,323

Nasdaq, Inc.	71,203	8,506,622

Northern Trust Corp.	2,500	198,350

Raymond James Financial, Inc.	39,363	2,709,355

S&P Global, Inc.	270,687	89,185,953

SEI Investments Co.	150,000	8,247,000

State Street Corp.	309,297	19,655,824

Stifel Financial Corp.	112,796	5,349,914

T. Rowe Price Group, Inc.	565,593	69,850,736

UBS Group AG(1)	9	104

Waddell & Reed Financial, Inc., Class A	9,248	143,436

		$882,115,939

Chemicals — 1.2%

AdvanSix, Inc.(1)	1,768	$20,756

Air Products and Chemicals, Inc.	12,046	2,908,627

Albemarle Corp.	90,157	6,961,022

Balchem Corp.	17,292	1,640,319

Celanese Corp.	16,713	1,443,000

Chemours Co. (The)	151	2,318

Corteva, Inc.(1)	587,591	15,741,563

Dow, Inc.(1)	93,859	3,825,693

DuPont de Nemours, Inc.	493,756	26,233,256

Eastman Chemical Co.	650	45,266

Ecolab, Inc.	582,345	115,857,538

FMC Corp.	817	81,390

International Flavors & Fragrances, Inc.	5,000	612,300

Linde PLC	6,469	1,372,140

LyondellBasell Industries NV, Class A	4,274	280,887

NewMarket Corp.	12,318	4,933,113

PPG Industries, Inc.	410,020	43,486,721

Sherwin-Williams Co. (The)	52,644	30,420,335

Westlake Chemical Corp.	1,000	53,650

		$255,919,894

Commercial Services & Supplies — 0.2%

Cintas Corp.	395	$105,212

Copart, Inc.(1)	4,771	397,281

Pitney Bowes, Inc.	14,270	37,102

Republic Services, Inc.	1,750	143,588

Rollins, Inc.	29,293	1,241,730

Stericycle, Inc.(1)	8,000	447,840

Waste Connections, Inc.	115,655	10,847,282

Waste Management, Inc.	206,927	21,915,639

		$35,135,674

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment — 1.5%

Arista Networks, Inc.(1)	802,596	$168,569,238

Arista Networks, Inc.(1)(3)	88,600	18,598,423

Cisco Systems, Inc.	2,694,436	125,668,495

Juniper Networks, Inc.	285,300	6,521,958

Motorola Solutions, Inc.	38,973	5,461,287

Nokia Oyj ADR	192	845

		$324,820,246

Construction & Engineering — 0.0%(2)

Fluor Corp.	3,250	$39,260

Jacobs Engineering Group, Inc.	85,615	7,260,152

Quanta Services, Inc.	2,000	78,460

		$7,377,872

Construction Materials — 0.0%(2)

Vulcan Materials Co.	38,764	$4,490,809

		$4,490,809

Consumer Finance — 1.0%

American Express Co.	1,050,374	$99,995,605

Capital One Financial Corp.	133,434	8,351,634

Discover Financial Services	1,261,152	63,171,104

LendingClub Corp.(1)	15,938	72,518

Navient Corp.	10,200	71,706

SLM Corp.	10,200	71,706

Synchrony Financial	1,641,171	36,368,349

		$208,102,622

Containers & Packaging — 0.1%

Amcor PLC(1)	827,229	$8,446,008

AptarGroup, Inc.	65,000	7,278,700

Avery Dennison Corp.	2,503	285,567

Ball Corp.	53,090	3,689,224

Crown Holdings, Inc.(1)	13,787	897,947

International Paper Co.	704	24,788

Packaging Corp. of America	8,860	884,228

Sealed Air Corp.	27,104	890,366

Sonoco Products Co.	774	40,473

WestRock Co.	39,303	1,110,703

		$23,548,004

Distributors — 0.1%

Genuine Parts Co.	211,356	$18,379,518

LKQ Corp.(1)	49,518	1,297,371

		$19,676,889

Security	Shares	Value

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	25,610	$365,711

Service Corp. International	15,900	618,351

		$984,062

Diversified Financial Services — 2.0%

Berkshire Hathaway, Inc., Class A(1)	470	$125,631,000

Berkshire Hathaway, Inc., Class B(1)	1,729,425	308,719,657

		$434,350,657

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	639,553	$19,333,687

CenturyLink, Inc.	5,086	51,013

Frontier Communications Corp.(1)	894	87

Liberty Global PLC, Class A(1)	8,854	193,549

Liberty Global PLC, Class C(1)	27,614	593,977

Liberty Latin America Ltd., Class A(1)	1,546	15,027

Liberty Latin America Ltd., Class C(1)	4,825	45,548

Verizon Communications, Inc.	1,067,033	58,825,529

Windstream Holdings, Inc.(1)	821	102

		$79,058,519

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,516,535

Edison International	1,134	61,588

Entergy Corp.	2,340	219,515

Exelon Corp.	28,310	1,027,370

NextEra Energy, Inc.	135,816	32,618,929

NRG Energy, Inc.	461	15,010

Southern Co. (The)	104,065	5,395,770

		$41,854,717

Electrical Equipment — 0.8%

Acuity Brands, Inc.	9,321	$892,392

AMETEK, Inc.	68,343	6,107,814

Eaton Corp. PLC	86,839	7,596,676

Emerson Electric Co.	2,192,191	135,981,608

Hubbell, Inc.	2,267	284,191

nVent Electric PLC	4	75

Rockwell Automation, Inc.	112,165	23,891,145

		$174,753,901

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	15,644	$1,498,852

CDW Corp.	142,695	16,578,305

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Corning, Inc.	1,555,623	$40,290,636

FLIR Systems, Inc.	1,750	70,997

Keysight Technologies, Inc.(1)	15,146	1,526,414

Knowles Corp.(1)	8,001	122,095

Littelfuse, Inc.(3)	52,675	8,987,935

TE Connectivity, Ltd.	56,129	4,577,320

Trimble, Inc.(1)	3,200	138,208

Zebra Technologies Corp., Class A(1)	50,277	12,868,398

		$86,659,160

Energy Equipment & Services — 0.1%

ChampionX Corp.	18,853	$184,005

Core Laboratories NV	16,652	338,369

Frank’s International NV(1)	1,500,000	3,345,000

Halliburton Co.	538,388	6,988,276

National Oilwell Varco, Inc.	10,391	127,290

Schlumberger, Ltd.	883,883	16,254,608

Transocean, Ltd.(1)	3,626	6,636

		$27,244,184

Entertainment — 2.2%

Activision Blizzard, Inc.	241,143	$18,302,754

Electronic Arts, Inc.(1)	140,557	18,560,552

Liberty Braves Group, Series A(1)	1,236	24,819

Liberty Braves Group, Series C(1)	2,473	48,817

Liberty Formula One Group, Series A(1)	3,091	90,195

Liberty Formula One Group, Series C(1)	6,183	196,063

Live Nation Entertainment, Inc.(1)	43,744	1,939,172

Madison Square Garden Co. (The), Class A(1)	1,000	146,890

Madison Square Garden Entertainment Corp.(1)	1,000	75,000

Netflix, Inc.(1)	199,550	90,803,232

Spotify Technology S.A.(1)	81,126	20,945,922

Walt Disney Co. (The)	2,994,234	333,887,033

		$485,020,449

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	56,291	$14,553,475

AvalonBay Communities, Inc.	7,000	1,082,480

Host Hotels & Resorts, Inc.	222,765	2,403,634

Host Hotels & Resorts, Inc.(3)	306,221	3,304,124

ProLogis, Inc.	28,120	2,624,440

Public Storage	1,949	373,994

Simon Property Group, Inc.	25,563	1,747,998

		$26,090,145

Security	Shares	Value

Food & Staples Retailing — 1.6%

Costco Wholesale Corp.	904,709	$274,316,816

Kroger Co. (The)	155,213	5,253,960

Sprouts Farmers Market, Inc.(1)	750,036	19,193,421

Sysco Corp.	441,729	24,144,907

Walgreens Boots Alliance, Inc.	587,420	24,900,734

Walmart, Inc.	15,881	1,902,226

		$349,712,064

Food Products — 1.7%

Archer-Daniels-Midland Co.	308,191	$12,296,821

Campbell Soup Co.	749,720	37,208,604

Conagra Brands, Inc.	499,875	17,580,604

Flowers Foods, Inc.	586,273	13,109,064

General Mills, Inc.	111,265	6,859,487

Hain Celestial Group, Inc. (The)(1)	17,240	543,232

Hershey Co. (The)	499,525	64,748,430

Hormel Foods Corp.	310,408	14,983,394

JM Smucker Co. (The)	19,734	2,088,055

Kellogg Co.	67,139	4,435,202

Kraft Heinz Co. (The)	106,315	3,390,385

Lamb Weston Holdings, Inc.	115,333	7,373,239

McCormick & Co., Inc.	75,494	13,544,379

Mondelez International, Inc., Class A	875,444	44,761,452

Nestle S.A.	1,118,348	123,991,942

Tyson Foods, Inc., Class A	27,528	1,643,697

		$368,557,987

Health Care Equipment & Supplies — 3.1%

Abbott Laboratories	1,963,918	$179,561,023

ABIOMED, Inc.(1)	80,924	19,548,001

Alcon, Inc.(1)	22,924	1,314,004

Align Technology, Inc.(1)	18,700	5,132,028

Avanos Medical, Inc.(1)	542	15,929

Baxter International, Inc.	34,695	2,987,239

Becton, Dickinson and Co.	77,003	18,424,508

Boston Scientific Corp.(1)	1,214,159	42,629,122

Danaher Corp.	146,922	25,980,217

DexCom, Inc.(1)	95,402	38,675,971

Edwards LifeSciences Corp.(1)	31,284	2,162,037

Haemonetics Corp.(1)	206,500	18,494,140

IDEXX Laboratories, Inc.(1)	8,000	2,641,280

Insulet Corp.(1)	9,898	1,922,785

Integra LifeSciences Holdings Corp.(1)	140	6,579

Integra LifeSciences Holdings Corp.(1)(3)	491,205	23,081,723

Integra LifeSciences Holdings Corp.(1)(3)	520,000	24,434,800

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)

Integra LifeSciences Holdings Corp.(1)(3)	600,000	$28,175,674

Intuitive Surgical, Inc.(1)	170,197	96,983,357

Medtronic PLC	542,027	49,703,876

Penumbra, Inc.(1)	91,462	16,355,235

ResMed, Inc.	21,305	4,090,560

Smith & Nephew PLC ADR	5,500	209,660

Stryker Corp.	305,404	55,030,747

Teleflex, Inc.	14,325	5,214,013

Varian Medical Systems, Inc.(1)	45,609	5,588,015

West Pharmaceutical Services, Inc.	5,588	1,269,426

Zimmer Biomet Holdings, Inc.	151,852	18,125,055

		$687,757,004

Health Care Providers & Services — 1.5%

Acadia Healthcare Co., Inc.(1)	32,000	$803,840

Anthem, Inc.	177,801	46,758,107

Cardinal Health, Inc.	29,103	1,518,886

Centene Corp.(1)	163,239	10,373,838

Cigna Corp.(1)	31,339	5,880,763

Covetrus, Inc.(1)	10,538	188,525

CVS Health Corp.	1,221,567	79,365,208

DaVita, Inc.(1)	157,055	12,429,333

Guardant Health, Inc.(1)	82,055	6,657,122

HCA Healthcare, Inc.	188,518	18,297,557

Henry Schein, Inc.(1)	26,346	1,538,343

Humana, Inc.	1,323	512,993

Laboratory Corp. of America Holdings(1)	745	123,752

McKesson Corp.	152,093	23,334,108

Molina Healthcare, Inc.(1)	18,585	3,307,758

UnitedHealth Group, Inc.	360,490	106,326,526

		$317,416,659

Health Care Technology — 0.0%(2)

Cerner Corp.	18,346	$1,257,618

		$1,257,618

Hotels, Restaurants & Leisure — 3.4%

Aramark	137,669	$3,107,189

Carnival Corp.	22,069	362,373

Chipotle Mexican Grill, Inc.(1)	121,117	127,458,686

Choice Hotels International, Inc.	30,002	2,367,158

Darden Restaurants, Inc.	66,089	5,007,563

Domino’s Pizza, Inc.	2,815	1,039,974

Dunkin’ Brands Group, Inc.	6,300	410,949

Hilton Worldwide Holdings, Inc.	106,201	7,800,463

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)

Hyatt Hotels Corp., Class A	653,442	$32,861,598

Hyatt Hotels Corp., Class A(3)	700,000	35,203,000

Marriott International, Inc., Class A	1,575,495	135,067,186

McDonald’s Corp.	98,811	18,227,665

MGM Resorts International	892,202	14,988,994

Royal Caribbean Cruises, Ltd.	1,900	95,570

Starbucks Corp.	3,968,481	292,040,517

Texas Roadhouse, Inc.	398,116	20,928,958

Texas Roadhouse, Inc.(3)	18,691	982,586

Yum China Holdings, Inc.	367,698	17,675,243

Yum! Brands, Inc.	292,359	25,408,921

		$741,034,593

Household Durables — 0.2%

D.R. Horton, Inc.	6,235	$345,731

Leggett & Platt, Inc.	92,079	3,236,577

Lennar Corp., Class A	8,589	529,254

Lennar Corp., Class B	21	968

Mohawk Industries, Inc.(1)	4,820	490,483

Newell Brands, Inc.	479,252	7,610,522

NVR, Inc.(1)	1,822	5,937,442

PulteGroup, Inc.	221,275	7,529,988

Tempur Sealy International, Inc.(1)	135,025	9,715,049

Toll Brothers, Inc.	4,378	142,679

Whirlpool Corp.	1,391	180,176

		$35,718,869

Household Products — 2.1%

Church & Dwight Co., Inc.	157,789	$12,197,090

Clorox Co. (The)	16,257	3,566,298

Colgate-Palmolive Co.	2,418,114	177,151,032

Energizer Holdings, Inc.	10,496	498,455

Kimberly-Clark Corp.	80,923	11,438,466

Procter & Gamble Co. (The)	2,113,460	252,706,412

		$457,557,753

Independent Power and Renewable Electricity Producers — 0.0%(2)

AES Corp. (The)	1,730	$25,068

		$25,068

Industrial Conglomerates — 1.0%

3M Co.	742,864	$115,879,355

Carlisle Cos., Inc.	71,809	8,593,383

General Electric Co.	5,411,554	36,960,914

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates (continued)

Honeywell International, Inc.	392,110	$56,695,185

Roper Technologies, Inc.	20,247	7,861,100

		$225,989,937

Insurance — 1.4%

Aegon NV ADR	5	$15

Aflac, Inc.	707,758	25,500,521

Alleghany Corp.	3,985	1,949,223

Allstate Corp. (The)	38,758	3,759,138

American International Group, Inc.	160,299	4,998,123

Aon PLC, Class A	152,908	29,450,081

Arch Capital Group, Ltd.(1)	241,964	6,932,269

Arthur J. Gallagher & Co.	464,814	45,314,717

Assurant, Inc.	11,200	1,156,848

Brighthouse Financial, Inc.(1)	936	26,039

Chubb, Ltd.	36,843	4,665,061

Cincinnati Financial Corp.	56,610	3,624,738

Fidelity National Financial, Inc.	57,521	1,763,594

First American Financial Corp.	1,227	58,920

Globe Life, Inc.	379,087	28,139,628

Hartford Financial Services Group, Inc.	83,487	3,218,424

Lincoln National Corp.	2,950	108,530

Markel Corp.(1)	6,405	5,912,904

Marsh & McLennan Cos., Inc.	225,062	24,164,907

MetLife, Inc.	16,911	617,590

Progressive Corp. (The)	1,213,898	97,245,369

Prudential Financial, Inc.	20,261	1,233,895

Reinsurance Group of America, Inc.	6,425	503,977

Travelers Cos., Inc. (The)	145,065	16,544,663

Trisura Group, Ltd.(1)	124	5,554

Willis Towers Watson PLC	101	19,892

W.R. Berkley Corp.	2,250	128,902

		$307,043,522

Interactive Media & Services — 8.4%

Alphabet, Inc., Class A(1)	310,297	$440,016,661

Alphabet, Inc., Class C(1)	393,800	556,679,618

Baidu, Inc. ADR(1)	72,500	8,692,025

CarGurus, Inc.(1)	37,803	958,306

Cars.com, Inc.(1)	400	2,304

Facebook, Inc., Class A(1)	3,396,537	771,251,656

IAC/InterActiveCorp.(1)	6,680	2,160,312

Pinterest, Inc., Class A(1)	1,352,706	29,989,492

Twitter, Inc.(1)	550,134	16,388,492

Yelp, Inc.(1)	149,508	3,458,120

		$1,829,596,986

Security	Shares	Value

Internet & Direct Marketing Retail — 5.9%

Alibaba Group Holding, Ltd. ADR(1)	258,397	$55,736,233

Altaba, Inc.(4)	114,070	1,791,355

Amazon.com, Inc.(1)	400,893	1,105,991,626

Booking Holdings, Inc.(1)	52,136	83,018,238

eBay, Inc.	440,008	23,078,420

eBay, Inc.(3)	171,429	8,991,451

Expedia Group, Inc.	2,670	219,474

Qurate Retail, Inc., Series A(1)	99,802	948,119

Trip.com Group, Ltd. ADR(1)	5,200	134,784

Wayfair, Inc., Class A(1)	51,793	10,234,815

		$1,290,144,515

IT Services — 4.7%

Accenture PLC, Class A	876,639	$188,231,926

Akamai Technologies, Inc.(1)	227,681	24,382,358

Alliance Data Systems Corp.	686	30,952

Automatic Data Processing, Inc.	265,643	39,551,586

Booz Allen Hamilton Holding Corp., Class A	43,691	3,398,723

Broadridge Financial Solutions, Inc.	90,255	11,389,278

CACI International, Inc., Class A(1)	13,584	2,946,098

Cognizant Technology Solutions Corp., Class A	11,990	681,272

Fidelity National Information Services, Inc.	18,757	2,515,126

Fiserv, Inc.(1)	614,599	59,997,154

Global Payments, Inc.	20,556	3,486,709

International Business Machines Corp.	571,752	69,050,489

Jack Henry & Associates, Inc.	813	149,616

Mastercard, Inc., Class A	89,387	26,431,736

Okta, Inc.(1)	307,329	61,536,486

Paychex, Inc.	14,638	1,108,829

PayPal Holdings, Inc.(1)	963,729	167,910,504

Sabre Corp.	157,290	1,267,757

Shopify, Inc., Class A(1)	12,524	11,887,781

Square, Inc., Class A(1)	244,895	25,699,281

Twilio, Inc., Class A(1)	517,013	113,442,993

VeriSign, Inc.(1)	4,612	953,900

Visa, Inc., Class A	1,046,952	202,239,718

Western Union Co. (The)	28,606	618,462

		$1,018,908,734

Leisure Products — 0.0%(2)

Hasbro, Inc.	1,383	$103,656

Mattel, Inc.(1)	3,941	38,110

Polaris, Inc.	52,104	4,822,225

		$4,963,991

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 0.6%

10X Genomics, Inc., Class A(1)	106,930	$9,549,918

Agilent Technologies, Inc.	665,215	58,785,050

Illumina, Inc.(1)	115,595	42,810,608

IQVIA Holdings, Inc.(1)	37,124	5,267,153

PerkinElmer, Inc.	1,200	117,708

Thermo Fisher Scientific, Inc.	54,303	19,676,149

Waters Corp.(1)	730	131,692

		$136,338,278

Machinery — 1.6%

Caterpillar, Inc.	318,743	$40,320,990

Cummins, Inc.	1,178	204,100

Deere & Co.	184,645	29,016,962

Donaldson Co., Inc.	142,204	6,615,330

Dover Corp.	365,788	35,320,489

Fortive Corp.	30,511	2,064,374

Illinois Tool Works, Inc.	1,060,125	185,362,856

Ingersoll Rand, Inc.(1)	23,418	658,514

Lincoln Electric Holdings, Inc.	53,660	4,520,318

Manitowoc Co., Inc. (The)(1)	11,435	124,413

Middleby Corp.(1)	2,000	157,880

Otis Worldwide Corp.	421,380	23,959,667

PACCAR, Inc.	186,094	13,929,136

Parker-Hannifin Corp.	19,172	3,513,653

Pentair PLC	4	152

Snap-on, Inc.	29,674	4,110,146

Stanley Black & Decker, Inc.	288	40,141

Trinity Industries, Inc.	11,100	236,319

Welbilt, Inc.(1)	45,741	278,563

Westinghouse Air Brake Technologies Corp.	14,082	810,701

Xylem, Inc.	102,091	6,631,831

		$357,876,535

Media — 0.4%

Comcast Corp., Class A	1,777,845	$69,300,398

Discovery, Inc., Class A(1)	34,462	727,148

Discovery, Inc., Class C(1)	207	3,987

Fox Corp., Class A	5,412	145,150

Interpublic Group of Cos., Inc. (The)	726	12,458

Liberty Broadband Corp., Series A(1)	3,091	377,689

Liberty Broadband Corp., Series C(1)	6,183	766,445

Liberty SiriusXM Group, Series A(1)	12,367	426,909

Liberty SiriusXM Group, Series C(1)	24,734	852,086

News Corp., Class A	24	285

Omnicom Group, Inc.	31,882	1,740,757

Security	Shares	Value

Media (continued)

Sinclair Broadcast Group, Inc., Class A	2,500	$46,150

Sirius XM Holdings, Inc.	53,280	312,754

TEGNA, Inc.	1,201	13,379

ViacomCBS, Inc., Class B	621,320	14,489,182

		$89,214,777

Metals & Mining — 0.1%

Alcoa Corp.(1)	5,862	$65,889

Arconic Corp.(1)	1	14

Cleveland-Cliffs, Inc.	527,743	2,913,141

Freeport-McMoRan, Inc.	85,564	989,975

Glencore PLC	598,405	1,274,725

Nucor Corp.	236,089	9,776,446

Southern Copper Corp.	12,126	482,251

Steel Dynamics, Inc.	232,124	6,056,115

		$21,558,556

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	53,125	$3,821,281

Dominion Energy, Inc.	13,510	1,096,742

DTE Energy Co.	77,124	8,290,830

NiSource, Inc.	828	18,829

Sempra Energy	66,344	7,777,507

WEC Energy Group, Inc.	12,078	1,058,637

		$22,063,826

Multiline Retail — 0.1%

Dollar General Corp.	329	$62,678

Dollar Tree, Inc.(1)	142,190	13,178,169

Nordstrom, Inc.	7,429	115,075

Target Corp.	36,405	4,366,052

		$17,721,974

Oil, Gas & Consumable Fuels — 1.6%

Antero Resources Corp.(1)	1,341,986	$3,408,644

California Resources Corp.(1)	275	336

Cheniere Energy, Inc.(1)	723,539	34,961,404

Chesapeake Energy Corp.(1)	1	5

Chevron Corp.	1,011,855	90,287,822

Concho Resources, Inc.	40,000	2,060,000

ConocoPhillips	289,175	12,151,133

Devon Energy Corp.	160,900	1,824,606

EOG Resources, Inc.	488,114	24,727,855

EQT Corp.	180,474	2,147,641

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Equitrans Midstream Corp.	144,379	$1,199,789

Exxon Mobil Corp.	3,065,290	137,079,769

Hess Corp.	164,574	8,526,579

HollyFrontier Corp.	8,000	233,600

Kinder Morgan, Inc.	112,401	1,705,123

Marathon Oil Corp.	123,481	755,704

Marathon Petroleum Corp.	171,145	6,397,400

Murphy Oil Corp.	145,312	2,005,306

Occidental Petroleum Corp.	22,827	417,734

Phillips 66	179,347	12,895,049

Pioneer Natural Resources Co.	22,520	2,200,204

Range Resources Corp.	664,831	3,742,999

Southwestern Energy Co.(1)	720	1,843

Valero Energy Corp.	11,551	679,430

Williams Cos., Inc. (The)	20,025	380,876

WPX Energy, Inc.(1)	666	4,249

		$349,795,100

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	45,992	$8,677,770

Unilever NV ADR	46,529	2,478,600

Unilever PLC ADR	20,868	1,145,236

		$12,301,606

Pharmaceuticals — 5.6%

AstraZeneca PLC ADR	217,956	$11,527,693

Bristol-Myers Squibb Co.	2,335,260	137,313,288

Catalent, Inc.(1)	45,943	3,367,622

Eli Lilly & Co.	2,185,688	358,846,256

GlaxoSmithKline PLC ADR	1,468	59,880

Johnson & Johnson	2,548,122	358,342,397

Mallinckrodt PLC(1)	6	16

Merck & Co., Inc.	2,326,623	179,917,756

Novartis AG ADR	126,232	11,025,103

Novo Nordisk A/S ADR	1,151,390	75,393,017

Pfizer, Inc.	2,307,874	75,467,480

Reata Pharmaceuticals, Inc., Class A(1)	4,694	732,358

Roche Holding AG ADR	35,808	1,553,351

Sanofi ADR	5,100	260,355

Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	572,056

Teva Pharmaceutical Industries, Ltd. ADR(1)	62,727	773,424

Zoetis, Inc.	1,198	164,174

		$1,215,316,226

Security	Shares	Value

Professional Services — 0.2%

ASGN, Inc.(1)	228,139	$15,212,309

ASGN, Inc.(1)(3)	17,000	1,132,880

Equifax, Inc.	8,854	1,521,826

Nielsen Holdings PLC	69,006	1,025,429

Thomson Reuters Corp.	121,293	8,244,285

Verisk Analytics, Inc.	102,837	17,502,857

		$44,639,586

Road & Rail — 1.4%

Canadian National Railway Co.	526,084	$46,595,260

Canadian Pacific Railway, Ltd.	942	240,530

CSX Corp.	673,695	46,983,489

J.B. Hunt Transport Services, Inc.	10,000	1,203,400

Kansas City Southern	7,899	1,179,242

Lyft, Inc., Class A(1)	79,899	2,637,466

Norfolk Southern Corp.	252,766	44,378,127

Uber Technologies, Inc.(1)	2,441,945	75,895,651

Union Pacific Corp.	504,149	85,236,471

		$304,349,636

Semiconductors & Semiconductor Equipment — 6.3%

Analog Devices, Inc.	640,155	$78,508,609

Applied Materials, Inc.	200,009	12,090,544

ASML Holding NV — NY Shares	12,459	4,585,286

Broadcom, Inc.	97,988	30,925,993

Intel Corp.	7,328,237	438,448,420

Lam Research Corp.	56,304	18,212,092

Lam Research Corp.(3)	21,452	6,938,864

Marvell Technology Group, Ltd.	95,391	3,344,408

Microchip Technology, Inc.	577,298	60,795,252

Micron Technology, Inc.(1)	231,291	11,916,112

NVIDIA Corp.	531,336	201,859,860

NVIDIA Corp.(3)	19,186	7,288,953

NXP Semiconductors NV	619	70,591

Qorvo, Inc.(1)	13,586	1,501,661

QUALCOMM, Inc.	4,023,020	366,939,654

Teradyne, Inc.	1,200	101,412

Texas Instruments, Inc.	1,039,819	132,025,818

Xilinx, Inc.	105,444	10,374,635

		$1,385,928,164

Software — 10.0%

Adobe, Inc.(1)	401,205	$174,648,549

ANSYS, Inc.(1)	4,596	1,340,791

Autodesk, Inc.(1)	25,874	6,188,802

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)

Box, Inc., Class A(1)	176,143	$3,656,729

Cadence Design Systems, Inc.(1)	698,571	67,034,873

CDK Global, Inc.	3	124

Check Point Software Technologies, Ltd.(1)	151,951	16,324,096

Citrix Systems, Inc.	11,798	1,745,042

Coupa Software, Inc.(1)	28,188	7,809,204

Crowdstrike Holdings, Inc., Class A(1)	400,567	40,172,864

DocuSign, Inc.(1)	1,563,429	269,238,108

Dropbox, Inc., Class A(1)	2,287,688	49,802,968

Envestnet, Inc.(1)	41,786	3,072,942

FireEye, Inc.(1)	91,308	1,111,675

Fortinet, Inc.(1)	22,529	3,092,556

Guidewire Software, Inc.(1)	67,562	7,489,248

Intuit, Inc.	91,152	26,998,311

LogMeIn, Inc.	1,149	97,401

Manhattan Associates, Inc.(1)	63,065	5,940,723

Microsoft Corp.	4,021,304	818,375,577

NortonLifeLock, Inc.	121,379	2,406,946

Nutanix, Inc., Class A(1)	18,402	436,219

Oracle Corp.	380,081	21,007,077

Palo Alto Networks, Inc.(1)	171,706	39,435,717

Paycom Software, Inc.(1)	550,825	170,607,027

Proofpoint, Inc.(1)	60,744	6,749,873

RingCentral, Inc., Class A(1)	9,657	2,752,342

RingCentral, Inc., Class A(1)(3)	9,178	2,614,252

salesforce.com, Inc.(1)	262,856	49,240,814

SAP SE ADR	1,146	160,440

ServiceNow, Inc.(1)	218,664	88,572,040

Slack Technologies, Inc., Class A(1)	2,171,706	67,518,340

Smartsheet, Inc., Class A(1)	207,811	10,581,736

Splunk, Inc.(1)	412,415	81,946,860

Synopsys, Inc.(1)	18,742	3,654,690

Teradata Corp.(1)	318	6,614

Tyler Technologies, Inc.(1)	232,333	80,591,671

Workday, Inc., Class A(1)	189,116	35,432,774

Workday, Inc., Class A(1)(3)	23,896	4,477,155

Zscaler, Inc.(1)	15,000	1,642,500

		$2,173,975,670

Specialty Retail — 2.1%

Advance Auto Parts, Inc.	47,864	$6,818,227

AutoNation, Inc.(1)	13,540	508,833

AutoZone, Inc.(1)	2,475	2,792,097

Bed Bath & Beyond, Inc.	22,000	233,200

Best Buy Co., Inc.	311,979	27,226,407

Burlington Stores, Inc.(1)	20,079	3,954,158

Security	Shares	Value

Specialty Retail (continued)

CarMax, Inc.(1)	12,276	$1,099,316

Dick’s Sporting Goods, Inc.	35,000	1,444,100

Gap, Inc. (The)	135,965	1,715,878

GNC Holdings, Inc., Class A(1)	900	495

Home Depot, Inc. (The)	59,693	14,953,694

L Brands, Inc.	265,335	3,972,065

Lowe’s Cos., Inc.	1,001,168	135,277,820

O’Reilly Automotive, Inc.(1)	158,453	66,814,877

Ross Stores, Inc.	541,660	46,171,098

Ross Stores, Inc.(3)	15,000	1,278,600

Signet Jewelers, Ltd.	65,986	677,676

Tiffany & Co.	13,285	1,619,973

TJX Cos., Inc. (The)	1,691,955	85,545,245

Tractor Supply Co.	247,452	32,611,699

Ulta Beauty, Inc.(1)	110,201	22,417,087

		$457,132,545

Technology Hardware, Storage & Peripherals — 4.4%

Apple, Inc.	2,529,599	$922,797,715

Dell Technologies, Inc., Class C(1)	2,415	132,680

Hewlett Packard Enterprise Co.	387,152	3,766,989

NCR Corp.(1)	118	2,044

NetApp, Inc.	238,418	10,578,607

Pure Storage, Inc., Class A(1)	1,300,000	22,529,000

		$959,807,035

Textiles, Apparel & Luxury Goods — 1.4%

Hanesbrands, Inc.	221,909	$2,505,353

Kontoor Brands, Inc.(1)	37,542	668,623

Lululemon Athletica, Inc.(1)	1,567	488,920

NIKE, Inc., Class B	2,819,051	276,407,950

Skechers USA, Inc., Class A(1)(3)	100,000	3,138,000

Under Armour, Inc., Class A(1)	2,400	23,376

VF Corp.	274,083	16,702,618

		$299,934,840

Thrifts & Mortgage Finance — 0.0%(2)

Essent Group, Ltd.	96,312	$3,493,236

		$3,493,236

Tobacco — 0.5%

Altria Group, Inc.	870,500	$34,167,125

British American Tobacco PLC ADR	3,399	131,949

Philip Morris International, Inc.	1,077,399	75,482,574

		$109,781,648

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Trading Companies & Distributors — 0.3%

Fastenal Co.	1,624,678	$69,601,205

NOW, Inc.(1)	944	8,147

United Rentals, Inc.(1)	6,000	894,240

W.W. Grainger, Inc.	8,210	2,579,254

		$73,082,846

Water Utilities — 0.0%(2)

American Water Works Co., Inc.	1,900	$244,454

		$244,454

Wireless Telecommunication Services — 0.0%(2)

America Movil SAB de CV, Series L ADR	270,852	$3,437,112

Rogers Communications, Inc., Class B	750	30,142

Vodafone Group PLC ADR	5	80

		$3,467,334

Total Common Stocks (identified cost $12,013,502,109)		$21,636,798,189

Rights — 0.0%(2)
Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	237,107	$848,843

Total Rights (identified cost $505,038)		$848,843

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(5)	179,063,986	$179,063,986

Total Short-Term Investments (identified cost $179,057,029)		$179,063,986

Total Investments — 99.8% (identified cost $12,193,064,176)		$21,816,711,018

Other Assets, Less Liabilities — 0.2%		$37,313,214

Net Assets — 100.0%		$21,854,024,232

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Amount is less than 0.05%.

(3)	Restricted security (see Note 5).

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

CVR	–	Contingent Value Rights

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $12,014,007,147)	$21,637,647,032

Affiliated investment fund, at value (identified cost, $179,057,029)	179,063,986

Cash	166,532

Dividends and interest receivable	12,087,460

Dividends receivable from affiliated investment	49,060

Receivable for investments sold	30,642,663

Tax reclaims receivable	3,168,589

Total assets	$21,862,825,322

Liabilities

Payable to affiliates:

Investment adviser fee	$7,549,693

Trustees’ fees	27,125

Accrued expenses	1,224,272

Total liabilities	$8,801,090

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$21,854,024,232

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $1,587,847)	$173,224,970

Dividends from affiliated investment	1,145,239

Total investment income	$174,370,209

Expenses

Investment adviser fee	$43,722,054

Trustees’ fees and expenses	54,250

Custodian fee	1,227,369

Professional fees	233,702

Miscellaneous	250,128

Total expenses	$45,487,503

Net investment income	$128,882,706

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$218,882,256

Investment transactions — affiliated investment	34,815

Foreign currency transactions	(15,836)

Net realized gain	$218,901,235

Change in unrealized appreciation (depreciation) —

Investments	$(658,555,283)

Investments — affiliated investment	(3,588)

Foreign currency	32,521

Net change in unrealized appreciation (depreciation)	$(658,526,350)

Net realized and unrealized loss	$(439,625,115)

Net decrease in net assets from operations	$(310,742,409)

(1)	Includes $258,512,281 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$128,882,706	$242,547,071

Net realized gain	218,901,235	489,448,401

Net change in unrealized appreciation (depreciation)	(658,526,350)	4,081,066,263

Net increase (decrease) in net assets from operations	$(310,742,409)	$4,813,061,735

Capital transactions —

Contributions	$764,371,021	$2,251,431,385

Withdrawals	(612,956,962)	(1,067,186,292)

Net increase in net assets from capital transactions	$151,414,059	$1,184,245,093

Net increase (decrease) in net assets	$(159,328,350)	$5,997,306,828

Net Assets

At beginning of period	$22,013,352,582	$16,016,045,754

At end of period	$21,854,024,232	$22,013,352,582

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019		2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.45	%(2)	0.45%		0.46%		0.46%		0.47%		0.47%

Net investment income	1.26	%(2)	1.28%		1.25%		1.33%		1.48%		1.44%

Portfolio Turnover	0	%(3)(4)(5)	1	%(3)	1	%(3)	0	%(3)(4)	1	%(3)	9%

Total Return	(1.69	)%(5)	29.87%		(5.02)%		22.76%		9.06%		2.53%

Net assets, end of period (000’s omitted)	$21,854,024		$22,013,353		$16,016,046		$16,224,690		$12,577,024		$11,055,385

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 6%, 5% and 6% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 respectively.

(4)	Amount is less than 0.5%.

(5)	Not annualized.

36	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 4.5%, 7.6%, 3.9%, and 0.8% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 83.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

37

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2020, the Portfolio’s investment adviser fee amounted to $43,722,054 or 0.43% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $320,705,678 and $74,097,362, respectively, for the six months ended June 30, 2020. In addition, investors contributed securities with an aggregate market value of $720,442,694 and investments having an aggregate market value of $529,936,175 were distributed in payment for capital withdrawals during the six months ended June 30, 2020.

38

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,445,778,907

Gross unrealized appreciation	$18,413,169,307

Gross unrealized depreciation	(42,237,196)

Net unrealized appreciation	$18,370,932,111

5  Restricted Securities

At June 30, 2020, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Arista Networks, Inc.	6/18/20	6/18/21	88,600	$20,060,404	$18,598,423

ASGN, Inc.	6/18/20	6/18/21	17,000	1,085,308	1,132,880

eBay, Inc.	12/19/19	12/19/20	171,429	6,105,513	8,991,451

FactSet Research Systems, Inc.	9/19/19	9/19/20	75,000	21,214,388	24,635,250

Host Hotels & Resorts, Inc.	12/19/19	12/19/20	306,221	5,665,033	3,304,124

Hyatt Hotels Corp., Class A	12/19/19	12/19/20	700,000	59,987,991	35,203,000

Integra LifeSciences Holdings Corp.	9/19/19	9/19/20	520,000	31,704,140	24,434,800

Integra LifeSciences Holdings Corp.	12/19/19	12/19/20	491,205	29,169,890	23,081,723

Integra LifeSciences Holdings Corp.	6/18/20	6/18/21	600,000	29,144,044	28,175,674

Lam Research Corp.	12/19/19	12/19/20	21,452	6,173,971	6,938,864

Littelfuse, Inc.	12/19/19	12/19/20	52,675	10,000,112	8,987,935

NVIDIA Corp.	9/19/19	9/19/20	19,186	3,451,370	7,288,953

RingCentral, Inc., Class A	6/18/20	6/18/21	9,178	2,500,146	2,614,252

Ross Stores, Inc.	9/19/19	9/19/20	15,000	1,629,835	1,278,600

Skechers U.S.A., Inc., Class A	9/19/19	9/19/20	100,000	3,453,272	3,138,000

Texas Roadhouse, Inc.	9/19/19	9/19/20	18,691	1,000,029	982,586

Workday, Inc., Class A	12/19/19	12/19/20	23,896	3,856,797	4,477,155

Total Restricted Securities				$236,202,243	$203,263,670

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

39

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At June 30, 2020, the value of the Portfolio’s investment in affiliated funds was $179,063,986, which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$346,625,190	$184,479,689	$(352,072,120)	$34,815	$(3,588)	$179,063,986	$1,145,239	179,063,986

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$2,486,358,065	$—		$—	$2,486,358,065

Consumer Discretionary	3,003,707,793	—		1,791,355	3,005,499,148

Consumer Staples	1,657,224,133	123,991,942		—	1,781,216,075

Energy	377,039,284	—		—	377,039,284

Financials	2,665,295,736	7,812,946		—	2,673,108,682

Health Care	3,010,736,137	28,175,674		—	3,038,911,811

Industrials	1,927,637,762	1,132,880		—	1,928,770,642

Information Technology	5,928,886,334	21,212,675		—	5,950,099,009

Materials	304,242,538	1,274,725		—	305,517,263

Real Estate	26,090,145	—		—	26,090,145

Utilities	64,188,065	—		—	64,188,065

Total Common Stocks	$21,451,405,992	$183,600,842	**	$1,791,355	$21,636,798,189

Rights	$848,843	$—		$—	$848,843

Short-Term Investments	—	179,063,986		—	179,063,986

Total Investments	$21,452,254,835	$362,664,828		$1,791,355	$21,816,711,018

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

40

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.2% of net assets at June 30, 2020).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research,

43

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2020

Board of Trustees’ Contract Approval — continued

advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements2 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

[2]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research,

46

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2020

Board of Trustees’ Contract Approval — continued

advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2020

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Funds’ Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. Each administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, each administrator assesses, manages, and periodically reviews the Funds’ liquidity risk, and are responsible for making certain reports to the Funds’ Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Funds’ investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Funds’ Board of Trustees/Directors, the Committee provided a written report to the Funds’ Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Funds met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

48

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020